Financial instruments - classification	12 Months Ended
Dec. 31, 2022
Financial instruments - classification
Financial instruments - classification

10 Financial instruments – classification

Financial instruments are contracts that give rise to a financial asset of one entity and a corresponding financial liability or equity instrument of a counterparty entity, such as: cash; derivatives; loans; deposits; and settlement balances. This note presents financial instruments classified in accordance with IFRS 9 – Financial Instruments.

Judgment: classification of financial assets

Classification of financial assets between amortised cost and fair value through other comprehensive income requires a degree of judgment in respect of business models and contractual cashflows.

-	The business model criteria is assessed at a portfolio level to determine whether assets are classified as held to collect or held to collect and sell. Information that is considered in determining the applicable business model includes the portfolio’s policies and objectives, how the performance and risks of the portfolio are managed, evaluated and reported to management; and the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for sales.
-	The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent solely payments of principal and interest. A level of judgment is made in assessing terms that could change the contractual cash flows so that it would not meet the condition for solely payments of principal and interest, including contingent and leverage features, non-recourse arrangements and features that could modify the time value of money.

We originate loans that include features that change the contractual cash flows based on the borrower meeting certain contractually specified environmental, social and governance (ESG) targets. These are known as ESG-linked (or sustainability-linked) loans. As part of the terms of these loans, the contractual interest rate is reduced or increased if the borrower meets (fails to meet) specific targets linked to the activity of the borrower for example reducing carbon emissions, increase the level of diversity at Board level, sustainable supply chain, etc. ESG features are first assessed to ascertain whether the adjustment to the contractual cash flows results in a de minimis exposure to risks or volatility in those contractual cash flows. If this is the case the classification of the loan is not affected. If the effect of the ESG feature is assessed as being more than de minimis, we apply judgement to ensure that the ESG features do not generate compensation for risks that are not in line with a basic lending arrangement. This includes amongst other aspects a review of the consistency of the ESG targets with the asset or activity of the borrower, consideration of the targets within our risk appetite etc. Some of these loans are an integral part of our climate and sustainable funding and financing target.

For accounting policy information see Accounting policies notes 3.8, 3.9, 3.10 and 3.12.

10 Financial instruments – classification continued

Judgment: classification of financial assets

The following tables analyse financial assets and liabilities in accordance with the categories of financial instruments in IFRS 9.

			Amortised	Other
	MFVTPL	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	144,832	—	144,832
Trading assets	45,577	—	—	—	45,577
Derivatives (1)	99,545	—	—	—	99,545
Settlement balances	—	—	2,572	—	2,572
Loans to bank - amortised cost (2)	—	—	7,139	—	7,139
Loans to customers - amortised cost (3)	—	—	366,340	—	366,340
Other financial assets (4)	787	16,973	13,135	—	30,895
Intangible assets	—	—	—	7,116	7,116
Other assets	—	—	—	9,176	9,176
Assets of disposal groups (5)	—	—	—	6,861	6,861
31 December 2022	145,909	16,973	534,018	23,153	720,053

Cash and balances at central banks			177,757		177,757
Trading assets	59,158				59,158
Derivatives (1)	106,139				106,139
Settlement balances			2,141		2,141
Loans to bank - amortised cost (2)			7,682		7,682
Loans to customers - amortised cost (3)			358,990		358,990
Other financial assets	317	37,266	8,562		46,145
Intangible assets				6,723	6,723
Other assets				8,242	8,242
Assets of disposal groups				9,015	9,015
31 December 2021	165,614	37,266	555,132	23,980	781,992

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (6)	—	—	20,441	—	20,441
Customer deposits	—	—	450,318	—	450,318
Settlement balances	—	—	2,012	—	2,012
Trading liabilities	52,808	—	—	—	52,808
Derivatives (1)	94,047	—	—	—	94,047
Other financial liabilities (7)	—	2,377	46,730	—	49,107
Subordinated liabilities	—	345	5,915	—	6,260
Notes in circulation	—	—	3,218	—	3,218
Other liabilities (8)	—	—	1,205	4,141	5,346
31 December 2022	146,855	2,722	529,839	4,141	683,557

Bank deposits (6)			26,279		26,279
Customer deposits			479,810		479,810
Settlement balances			2,068		2,068
Trading liabilities	64,598		—		64,598
Derivatives (1)	100,835		—		100,835
Other financial liabilities (7)		1,671	47,655		49,326
Subordinated liabilities		703	7,726		8,429
Notes in circulation			3,047		3,047
Other liabilities (8)			1,356	4,441	5,797
31 December 2021	165,433	2,374	567,941	4,441	740,189

(1)	Includes net hedging derivatives assets of £143 million (2021 - £44 million) and net hedging derivatives liabilities of £132 million (2021 - £120 million).
(2)	Includes items in the course of collection from other banks of £229 million (2021 - £67 million).
(3)	Includes finance lease receivables of £8,402 million (2021 - £8,531 million).
(4)	Includes amounts reclassified from amortised cost to FVTPL in relation to a mortgage portfolio. Refer to Note 8 for further information.
(5)	Includes £5,397 million of assets of disposal groups reclassified from amortised cost to FVTPL during the year. The portfolio is classified as level 3 in the fair value hierarchy.
(6)	Includes items in the course of transmission to other banks of £242 million (2021 - £56 million).
(7)

The carrying amount of other customer accounts designated at fair value through profit or loss is the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.

(8)	Includes lease liabilities of £1,118 million (2021 - £1,263 million) held at amortised cost.

10 Financial instruments – classification continued

Reclassification of mortgages from amortised cost to fair value through profit or loss

In June 2022 UBIDAC announced the cessation of new mortgage business to its customers. On 1 July 2022 UBIDAC mortgages in both its continuing and discontinued businesses were reclassified from amortised cost to fair value through profit or loss, reflecting the change in business model. We fair value these assets using a discounted cash flow method. Key inputs include assumptions around cash flows from legally binding sales agreements for those mortgage assets that form part of the assets of disposal groups.

The effect of the reclassification as at 1 July 2022 is shown below:

	Amortised cost	MFVTPL	Change in value
	£m	£m	£m
Amounts reclassified on balance sheet
Loans to customers (1)	587	606	19
Assets of disposal groups (2)	10,676	10,383	(293)
	11,263	10,989	(274)

(1)Change in value recognised in continuing operations.

(2)Change in value recognised in discontinued operations.

Additional information on finance lease receivables

The following table shows the reconciliation of undiscounted finance lease receivables to net investment in finance leases:

	2022	2021
	£m	£m
Amount receivable under finance leases
Within 1 year	3,235	3,272
1 to 2 years	2,254	2,044
2 to 3 years	1,388	1,443
3 to 4 years	833	757
4 to 5 years	411	429
After 5 years	1,130	1,423
Lease payments total	9,251	9,368
Unguaranteed residual values	171	225
Future drawdowns	(13)	(21)
Unearned income	(889)	(891)
Present value of lease payments	8,520	8,681
Impairments	(118)	(150)
Net investment in finance leases	8,402	8,531

Additional information on reverse repos and repos

The following table shows the value of reverse repos and repos included within the below balance sheet captions:

	2022	2021
	£m	£m
Reverse repos
Trading assets	21,537	20,742
Loans to banks - amortised cost	277	189
Loans to customers - amortised cost	19,750	25,962

Repos
Bank deposits	1,446	7,912
Customer deposits	9,829	14,541
Trading liabilities	23,740	19,389

Interest rate benchmark reform

NatWest Group continues to work on the transition of USD IBOR exposures to risk free rates in advance of the cessation date of 30 June 2023. Derivatives are expected to transition during April and May 2023 and other exposures in line with fallback provisions or deferred switches using widely accepted methodologies. The instruments yet to transition reflect an insignificant element of NatWest Group’s exposures. Instruments with exposures to other rates transitioned at the end of 2021, or at the first contractual reset date, or at a date agreed with the counterparty.

10 Financial instruments – classification continued

The level of exposures without explicit or agreed conversion provisions as of the preceding year were as follows:

	Rates subject to IBOR reform
	GBP LIBOR	USD IBOR	Other IBOR	Total
2021	£m	£m	£m	£m
Trading assets	62	90	—	152
Loans to banks - amortised cost	—	11	—	11
Loans to customers - amortised cost	4,788	4,565	267	9,620
Other financial assets	864	768	—	1,632

Bank deposits	—	37	—	37
Trading liabilities	31	166	—	197
Other financial liabilities	2,390	7,023	131	9,544
Subordinated liabilities	—	90	—	90

Loan commitments (1)	1,016	6,366	55	7,437

Derivatives notional (£bn)	4	1,152	—	1,156

(1)

Certain loan commitments are multi-currency facilities. Where these are fully undrawn, they are allocated to the principal currency of the facility. Where the facilities are partly drawn, the remaining loan commitment is allocated to the currency with the largest drawn amount.

At 31 December 2021, NatWest Group held certain currency swaps with both legs subject to IBOR reform, for which only the GBP LIBOR leg has an explicit or agreed conversion provisions as of 31 December 2021, but not the entire contract. These include currency swaps of GBP LIBOR of £8.7 billion with USD IBOR £8.2 billion and Other IBOR £0.5 billion; currency swaps of USD IBOR of £117 billion with GBP LIBOR £91.7 billion and Other IBOR £25.3 billion; currency swaps of EURIBOR of £0.1 billion with GBP LIBOR £0.1 billion; currency swaps of Other IBOR of £0.4 billion with USD IBOR £0.4 billion

AT1 issuances

NatWest Group has issued certain capital instruments, AT1, under which reset clauses are linked to IBOR rates subject to reform. Where under the contractual terms of the instrument the coupon resets to a rate which has IBOR as a specified component of its pricing structure, these are subject to IBOR reform and listed below:

31 December
2021
£m
US$1.15 billion 8% notes	734

10 Financial instruments – classification continued

Financial instruments – financial assets and liabilities that can be offset

The tables below present information on financial assets and financial liabilities that are offset on the balance sheet under IFRS or subject to enforceable master netting agreements together with financial collateral received or given.

	Instruments which can be offset			Potential for offset not recognised by IFRS
				Effect of			Net amount
				master			after the effect	Instruments
				netting			of netting	outside
		IFRS	Balance	and similar	Cash	Securities	agreements and	netting	Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	agreements	sheet total
2022	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	117,606	(18,730)	98,876	(77,365)	(14,079)	(4,571)	2,861	669	99,545
Derivative liabilities	115,177	(22,111)	93,066	(77,365)	(9,761)	(1,185)	4,755	981	94,047
Net position (1)	2,429	3,381	5,810	—	(4,318)	(3,386)	(1,894)	(312)	5,498

Trading reverse repos	35,612	(14,510)	21,102	(2,445)	—	(18,458)	199	435	21,537
Trading repos	33,767	(14,510)	19,257	(2,445)	—	(16,812)	—	4,483	23,740
Net position	1,845	—	1,845	—	—	(1,646)	199	(4,048)	(2,203)

Non trading reverse repos	25,630	(5,702)	19,928	—	—	(19,928)	—	98	20,026
Non trading repos	16,977	(5,702)	11,275	—	—	(11,275)	—	—	11,275
Net position	8,653	—	8,653	—	—	(8,653)	—	98	8,751

2021
Derivative assets	113,220	(7,961)	105,259	(85,006)	(15,035)	(2,428)	2,790	880	106,139
Derivative liabilities	108,594	(8,568)	100,026	(85,006)	(9,909)	(2,913)	2,198	809	100,835
Net position (1)	4,626	607	5,233	—	(5,126)	485	592	71	5,304

Trading reverse repos	44,529	(24,422)	20,107	(900)	—	(19,136)	71	635	20,742
Trading repos	42,664	(24,422)	18,242	(900)	—	(17,341)	1	1,147	19,389
Net position	1,865	—	1,865	—	—	(1,795)	70	(512)	1,353

Non trading reverse repos	33,729	(7,594)	26,135	—	—	(26,135)	—	16	26,151
Non trading repos	30,047	(7,594)	22,453	—	—	(22,453)	—	—	22,453
Net position	3,682	—	3,682	—	—	(3,682)	—	16	3,698

(1)	The net IFRS offset balance of £3,381 million (2021 - £607 million)relates to variation margin netting reflected on other balance sheet lines.